Segment Information Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									$ 727.8	$ 722.6	$ 761.4
Interest and other non-operating expenses, net									(56.8)	(62.5)	(34.7)
Income from equity method investments									4.7	6.9	7.3
Income before income taxes	$ 264.9	$ 151.8	$ 194.5	$ 64.5	$ 203.3	$ 156.5	$ 122.9	$ 184.3	675.7	667.0	734.0
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									733.7	674.1	703.9
Operating Segments | Passive Safety
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									669.2	598.1	619.9
Operating Segments | Electronics
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									64.5	76.0	84.0
Corporate and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									$ (5.9)	$ 48.5	$ 57.5